Revenue - Schedule of Revenue from Customers Based on the Geographic Market (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 306,004	$ 235,590
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	154,357	84,436
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	138,422	103,983
Rest of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 13,225	$ 47,171